Organization and Nature of Operations (Details)						12 Months Ended
	Mar. 12, 2025 USD ($)	Mar. 12, 2025 HKD ($)	Nov. 18, 2023 USD ($)	May 16, 2023 USD ($)	Mar. 23, 2020 USD ($)	Dec. 31, 2022 USD ($)	Jul. 09, 2019	Apr. 25, 2019	Mar. 28, 2018	Jan. 29, 2018
Organization and Nature of Operations [Line Items]
Remaining percentage								75.10%	75.10%
Outstanding for a consideration (in Dollars)			$ 500
Deposit for potential acquisition (in Dollars)						$ 1,000,000
MM Capital [Member]
Organization and Nature of Operations [Line Items]
Outstanding for a consideration (in Dollars)			$ 1,000
MMBD Trading Limited [Member]
Organization and Nature of Operations [Line Items]
Acquired percentage									24.90%
Xchain Fintech Pte.Ltd [Member]
Organization and Nature of Operations [Line Items]
Acquired percentage							49.00%
MMBD Investment Advisory Company Limited [Member]
Organization and Nature of Operations [Line Items]
Outstanding for a consideration (in Dollars)					$ 1,000
Percentage of outstanding securities consideration					1.40%
Alpha Mind Technology Limited [Member]
Organization and Nature of Operations [Line Items]
Acquired percentage				85.00%
Aggregate purchase price (in Dollars)				$ 99,650,000
HAI TEC [Member]
Organization and Nature of Operations [Line Items]
Consideration transferred	$ 2,130,000	$ 16,573,925
MMBD Trading [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage									32.70%
Gujia [Member]
Organization and Nature of Operations [Line Items]
Equity interest percentage										100.00%
MM Global [Member]
Organization and Nature of Operations [Line Items]
Equity interest percentage									100.00%